Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,255,000.00
Previously Paid Amount	0.00
Total Fee Amount	192.14
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 192.14
Narrative - Max Aggregate Offering Price	$ 1,255,000.00
Final Prospectus	true